Summary of Significant Accounting Policy (Detail 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restrictions On Cash (Abstract)
Required regulatory cash reserve balances	$ 23,365	$ 15,325
Goodwill and Intangible Assets
Impairment charges	$ 0	$ 0	$ 0
Core deposits intangibles | Minimum
Goodwill and Intangible Assets
Estimated useful live	7 years
Core deposits intangibles | Maximum
Goodwill and Intangible Assets
Estimated useful live	9 years
Buildings and improvements | Minimum
Bank Premises and Equipment
Estimated useful lives	10 years
Buildings and improvements | Maximum
Bank Premises and Equipment
Estimated useful lives	40 years
Furniture and equipment | Minimum
Bank Premises and Equipment
Estimated useful lives	3 years
Furniture and equipment | Maximum
Bank Premises and Equipment
Estimated useful lives	10 years